Share-based compensation - Schedule of share-based compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	$ 2,945,502	$ 152,214	$ 3,835,475
Share options [member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	1,639,691	72,149	1,951,757
RSUs [Member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	1,305,811	80,065	0
Performance share unit [Member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	0	0	458,253
Shares for services [Member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	0	0	36,000
Warrants for services [Member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	0	0	1,372,763
Other [Member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	$ 0	$ 0	$ 16,702